Insurance (Obligations Under Funding Agreements - Liability and Collateral) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	$ 33,900	$ 31,200
Invested Assets Pledged As Collateral	25,996	23,770
Funding agreements - Federal Agricultural Mortgage Corporation [Member]
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	2,750	2,750
Invested Assets Pledged As Collateral	3,162	3,159
Federal Home Loan Bank of New York [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	12,570	12,770
Collateral pledged relating to obligations under funding agreements	15,255	14,287
Federal Home Loan Bank of Boston [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	575	450
Collateral pledged relating to obligations under funding agreements	666	808
Federal Home Loan Bank of Des Moines [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	1,405	1,405
Collateral pledged relating to obligations under funding agreements	1,688	1,596
Federal Home Loan Bank of Pittsburgh [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	435	375
Collateral pledged relating to obligations under funding agreements	$ 1,637	$ 976